Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
The Company reorganized its operations in the first quarter of 2018 into the following six operating segments for the purpose of making operating decisions and assessing performance: Higher Education, Professional (U.S.), Test Preparation, Kaplan International, Television Broadcasting and Healthcare (see Note 20). The reorganization changed the composition of the reporting units within the education division, and resulted in the reassignment of the assets and liabilities to the reporting units affected. The goodwill was allocated to the affected reporting units using the relative fair value approach. As a result of the reassignment and allocation, the Company performed an interim review of the carrying value of goodwill at the education division for possible impairment on both a pre and post-reorganization basis. No impairment of goodwill was indicated at the pre- and post-reorganization reporting units.
In the second quarter of 2017, as a result of a challenging operating environment, the Forney reporting unit recorded a goodwill and intangible asset impairment charge of $8.6 million. The Company performed an interim review of the goodwill and other long-lived assets of the reporting unit by utilizing a discounted cash flow model to estimate the fair value. The carrying value of the reporting unit exceeded the estimated fair value, resulting in a goodwill impairment charge for the amount by which the carrying value exceeded the reporting unit’s estimated fair value. Forney is included in other businesses.
In the fourth quarter of 2016, as a result of the challenging industry operating environment and operating losses, one of the businesses in the other businesses segment recorded a goodwill impairment charge of $1.6 million.
In the third quarter of 2015, as a result of continued declines in student enrollments at KHE and the challenging industry operating environment, the Company performed an interim impairment review of its goodwill and long-lived assets at the KHE reporting unit. The KHE reporting unit failed the step one goodwill impairment test. As a result of the step two analysis, the Company recorded a $248.6 million goodwill impairment charge. The Company estimated the fair value of the KHE reporting unit utilizing a discounted cash flow model, supported by a market approach. A substantial portion of the impairment charge is due to the amount of unrecognized intangible assets identified in the step two analysis.
In addition, in the fourth quarter of 2015, Kaplan recorded intangible asset impairment charges of $0.9 million related to one of the Kaplan International businesses and $0.5 million related to a KTP business. The fair values of these intangible assets were estimated using an income approach. In November 2015, the Company announced that Trove, a digital innovation team included in other businesses, would largely be integrated into SocialCode and that Trove’s existing offerings would be discontinued. In connection with this action, the Company recorded a $2.8 million goodwill impairment charge in the fourth quarter of 2015.
Amortization of intangible assets for the years ended December 31, 2017, 2016 and 2015, was $41.2 million, $26.7 million and $19.0 million, respectively. Amortization of intangible assets is estimated to be approximately $41 million in 2018, $39 million in 2019, $36 million in 2020, $31 million in 2021, $25 million in 2022 and $66 million thereafter.
The changes in the carrying amount of goodwill, by segment, were as follows:

(in thousands)	Education	Television Broadcasting	Healthcare	Other Businesses	Total
As of December 31, 2015
Goodwill	$1,006,096	$168,345	$62,440	$140,374	$1,377,255
Accumulated impairment losses	(350,850)	—	—	(8,892)	(359,742)
	655,246	168,345	62,440	131,482	1,017,513
Measurement period adjustment	(2,781)	—	—	(17,243)	(20,024)
Acquisitions	161,938	—	—	22,180	184,118
Impairment	—	—	—	(1,603)	(1,603)
Dispositions	—	—	(2,800)	—	(2,800)
Foreign currency exchange rate changes	(54,250)	—	—	—	(54,250)
As of December 31, 2016
Goodwill	1,111,003	168,345	59,640	142,501	1,481,489
Accumulated impairment losses	(350,850)	—	—	(7,685)	(358,535)
	760,153	168,345	59,640	134,816	1,122,954
Acquisitions	19,174	22,470	10,181	91,324	143,149
Impairment	—	—	—	(7,616)	(7,616)
Dispositions	—	—	(412)	—	(412)
Foreign currency exchange rate changes	41,635	—	—	—	41,635
As of December 31, 2017
Goodwill	1,171,812	190,815	69,409	233,825	1,665,861
Accumulated impairment losses	(350,850)	—	—	(15,301)	(366,151)
	$820,962	$190,815	$69,409	$218,524	$1,299,710

The changes in carrying amount of goodwill at the Company’s education division were as follows:

(in thousands)	Kaplan International	Higher Education	Test Preparation	Professional (U.S.)	Total
As of December 31, 2015
Goodwill	$447,541	$205,494	$166,098	$186,963	$1,006,096
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	447,541	74,471	63,839	69,395	655,246
Measurement period adjustment	—	—	—	(2,781)	(2,781)
Acquisitions	161,938	—	—	—	161,938
Foreign currency exchange rate changes	(54,294)	—	—	44	(54,250)
As of December 31, 2016
Goodwill	555,185	205,494	166,098	184,226	1,111,003
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	555,185	74,471	63,839	66,658	760,153
Acquisitions	19,174	—	—	—	19,174
Foreign currency exchange rate changes	41,502	—	—	133	41,635
As of December 31, 2017
Goodwill	615,861	205,494	166,098	184,359	1,171,812
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	$615,861	$74,471	$63,839	$66,791	$820,962

Other intangible assets consist of the following:

		As of December 31, 2017			As of December 31, 2016
(in thousands)	Useful Life Range	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized Intangible Assets
Student and customer relationships	1–10 years (1)	$260,464	$83,690	$176,774	$129,616	$55,863	$73,753
Trade names and trademarks	2–10 years	50,286	25,596	24,690	55,240	29,670	25,570
Network affiliation agreements	10 years	17,400	1,668	15,732	—	—	—
Databases and technology	3–6 years (1)	19,563	5,008	14,555	5,601	4,368	1,233
Noncompete agreements	2–5 years	930	467	463	1,730	1,404	326
Other	1–8 years	13,430	7,668	5,762	12,030	4,973	7,057
		$362,073	$124,097	$237,976	$204,217	$96,278	$107,939
Indefinite-Lived Intangible Assets
Trade names and trademarks		$82,745			$65,192
FCC licenses		18,800			—
Licensure and accreditation		650			834
		$102,195			$66,026

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(1)	As of December 31, 2016, the student and customer relationships’ minimum useful life was 2 years, and the databases and technology’s maximum useful life was 5 years.